UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21533

Salomon Brothers Inflation Management Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: October 31
Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Salomon Brothers Inflation Management
Fund Inc.

FORM N-Q
JANUARY 31, 2006

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited)	January 31, 2006

FACE
AMOUNT†	SECURITY	VALUE

U.S. TREASURY INFLATION PROTECTED SECURITIES(a) — 77.9%
	U.S. Treasury Bonds, Inflation Indexed:
$ 109,929	3.000% due 7/15/12	$117,087
47,468,764	2.375% due 1/15/25	50,185,259
	U.S. Treasury Notes, Inflation Indexed:
81,350,325	3.875% due 1/15/09	86,078,894
7,871,026	4.250% due 1/15/10	8,587,108
37,439,150	2.000% due 1/15/14	37,502,048
29,293,896	1.625% due 1/15/15	28,424,248

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
	(Cost — $211,324,159)	210,894,644

ASSET-BACKED SECURITIES — 8.1%
Credit Card — 0.0%
94,899	First Consumers Master Trust, Series 2001-A, Class A, 4.780% due 9/15/08 (c)	94,721

Home Equity — 8.1%
1,000,000	ACE Securities Corp., Series 2004-OP1, Class M3, 5.780% due 4/25/34 (c)	1,002,459
	Aegis Asset-Backed Securities Trust:
500,000	Series 2004-5, Class M2, 5.750% due 12/25/34 (c)	504,872
136,101	Series 2004-5N, 5.000% due 12/25/34 (b)	134,927
172,203	Series 2004-6N, 4.750% due 3/25/35 (b)	171,235
	Ameriquest Mortgage Securities Inc.:
750,000	Series 2004-R08, Class M10, 7.030% due 9/25/34 (c)(b)	718,353
500,000	Series 2004-R11, Class M5, 5.730% due 11/25/34 (c)	509,187
665,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4, 5.580%
	due 10/25/34 (c)	677,911
80,216	AQ Finance NIM Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (b)	79,931
400,000	Argent NIM Trust, Series 2004-WN10, Class B, 7.385% due 11/25/34 (b)	401,750
500,000	Argent Securities Inc., Series 2004-W8, Class M10, 8.030% due 5/25/34 (c)	492,611
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2, 5.980% due
	1/25/34 (c)	759,590
229,716	Asset-Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1,
	4.450% due 5/26/34 (b)	228,987
921,429	Bear Stearns Asset-Backed Securities Inc., Series 2005-AC4, Class M2,
	5.200% due 7/25/35 (c)	924,649
	Bear Stearns Asset-Backed Securities NIM Trust:
72,463	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (b)	72,199
64,349	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (b)	64,141
275,514	Series 2004-HE8N, Class A1, 5.000% due 9/25/34 (b)	274,430
	Countrywide Asset-Backed Certificates:
378,954	Series 2004-02N, Class N1, 5.000% due 2/25/35 (b)	377,332
90,197	Series 2004-05N, Class N1, 5.500% due 10/25/35 (b)	89,981
104,874	Series 2004-11N, Class N, 5.250% due 4/25/36 (b)	104,452
1,250,000	Series 2004-BC4, Class M2, 5.380% due 10/25/34 (c)	1,256,317
171,577	CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class M2,
	5.730% due 11/25/31 (c)	171,940
179,802	Finance America NIM Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (b)	179,460
500,000	First Franklin Mortgage Loan Trust NIM, Series 2004-FF10, Class N2,
	6.000% due 11/26/34 (b)	489,690
	GSAMP Trust:
500,000	Series 2004-OPT, Class M3, 5.680% due 11/25/34 (c)	500,913
216,593	Series 2005-OPTN, 5.000% due 11/25/34 (b)	214,778
249,999	Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due
	11/25/34 (b)	199,589

See Notes to Schedule of Investments.

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY	VALUE

Home Equity — 8.1% (continued)
500,000	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2, 5.680% due
	11/25/34 (c)	$502,375
1,500,000	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4,
	5.530% due 9/25/34 (c)	1,512,857
159,413	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1,
	5.000% due 9/25/35 (b)	158,039
	Morgan Stanley Asset Backed Securities Capital I:
1,000,000	Series 2004-HE4, Class M2, 5.830% due 5/25/34 (c)	1,000,586
500,000	Series 2004-HE9, Class M6, 5.780% due 11/25/34 (c)	503,010
500,000	Series 2004-NC8, Class M4, 5.530% due 9/25/34 (c)	505,861
500,000	Series 2004-OP1, Class M5, 5.580% due 11/25/34 (c)	506,474
	Novastar Home Equity Loan:
1,000,000	Series 2004-02, Class M5, 6.030% due 9/25/34 (c)	1,011,855
500,000	Series 2004-4, Class M4, 5.630% due 3/25/35 (c)	501,194
406,374	Option One Mortgage Loan Trust, Series 2002-4, Class M2, 5.660% due
	7/25/32 (c)	407,379
500,000	Park Place Securities Inc., Series 2004-WWF1, Class M4, 5.630% due
	2/25/35 (c)	506,058
1,000,000	Park Place Securities NIM Trust, Series 2004-WWF1, Class B, 6.290% due
	1/25/35 (b)	995,625
875,000	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 6.430% due
	3/25/34 (c)	882,901
500,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2, 5.680% due
	11/25/34 (c)	506,653
312,383	Saco I Trust, Series 2005-2, Class A, 4.730% due 4/25/35 (c)(b)	312,440
	Sail NIM Notes:
114,156	Series 2004 11A, Class A2, 4.750% due 1/27/35 (b)	113,509
129,481	Series 2004-002A, Class A, 5.500% due 3/27/34 (b)	129,061
29,314	Series 2004-005A, Class A, 4.500% due 6/27/34 (b)	29,259
66,049	Series 2004-008A, Class A, 5.000% due 9/27/34 (b)	65,810
253,576	Series 2004-010A, Class B, 7.000% due 11/27/34 (b)	232,666
381,031	Series 2004-AA, Class B, 7.500% due 10/27/34 (b)	313,856
	Series 2004-BN2A:
127,794	Class A, 5.000% due 12/27/34 (b)	127,483
214,515	Class B, 7.000% due 12/27/34 (b)	200,649
	Sharp SP I LLC, NIM Trust:
81,845	Series 2004-HS1N, 5.920% due 2/25/34 (b)	80,871
54,772	Series 2004-OP1N, 5.190% due 4/25/34 (b)	54,750
99,491	Series 2005-HE1N, 5.190% due 2/25/35 (b)	99,081

	Total Home Equity	21,861,986

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $21,947,211)	21,956,707

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
120,000	American Home Mortgage Investment Trust, Series 2005-4, Class M3,
	5.330% due 11/25/45 (c)	120,138
12,232,686	Federal Home Loan Mortgage Corp. (FHLMC), Series 2777, Class PI, PAC,
	IO, 5.000% due 5/15/24	916,391
8,268,370	Federal National Mortgage Association (FNMA), Series 339, Class 30, IO,
	5.500% due 7/1/18 (c)	1,516,908
	Government National Mortgage Association (GNMA):
2,406,267	Series 2003-6, Class PI, PAC IO, 5.500% due 9/20/28	87,379
719,445	Series 2003-77, Class TI, PAC IO, 6.000% due 11/16/28	12,707
180,012	Series 2003-8, Class JI, PAC IO, 5.500% due 2/16/26	303
500,000	GS Mortgage Securities Corp. II, Series 2002-FL5A, Class D, 5.470% due
	6/16/14 (c)(b)	500,489
67,959	Homestar NIM Trust, Series 2004-6, Class A1, 5.500% due 1/25/35 (b)	67,927

See Notes to Schedule of Investments.

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†		SECURITY	VALUE

836,738		Merit Securities Corp., Series 11PA, Class B2, 6.060% due 9/28/32 (c)(b)	$816,834
		Structured Asset Securities Corp.:
213,888		Series 1998-2, Class M1, 5.630% due 2/25/28 (c)	214,688
468,770		Series 1998-3, Class M1, 5.530% due 3/25/28 (c)	469,342

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $5,730,906)	4,723,106

CORPORATE BONDS & NOTES — 2.7%
Capital Markets — 1.1%
3,100,000		Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 4.370% due
		9/28/07 (c)	3,074,611

Diversified Financial Services — 1.4%
1,500,000		Ford Motor Credit Co., Notes, 6.170% due 1/15/10 (c)	1,351,413
1,500,000		General Motors Acceptance Corp., Notes, 6.610% due 12/1/14 (c)	1,424,007
1,000,000		Residential Capital Corp., 5.896% due 6/29/07 (c)	1,007,262

		Total Diversified Financial Services	3,782,682

Metals & Mining — 0.0%
125,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13	126,853

Oil, Gas & Consumable Fuels — 0.2%
		Petronas Capital Ltd.:
100,000		7.000% due 5/22/12 (b)	109,592
250,000		7.875% due 5/22/22 (b)	307,895

		Total Oil, Gas & Consumable Fuels	417,487

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $7,296,044)	7,401,633

MORTGAGE-BACKED SECURITIES — 1.7%
FHLMC — 1.5%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
345,703		7.000% due 6/1/17	357,325
3,291,914		8.500% due 9/1/24	3,566,856
245,077		6.500% due 8/1/29	252,043

		TOTAL FHLMC	4,176,224

FNMA — 0.2%
412,848		Federal National Mortgage Association (FNMA), 7.000% due 6/1/32	429,220

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $4,640,687)	4,605,444

SOVEREIGN BONDS — 4.8%
Argentina — 0.2%
		Republic of Argentina:
75,000	EUR	9.750% due 11/26/49 (d)	23,706
150,000	EUR	8.500% due 7/1/49 (d)	52,199
100,000	EUR	10.250% due 1/26/07 (d)	36,927
183,750		4.889% due 8/3/12 (c)	166,425
534,763	ARS	Discount Bonds, 5.830% due 12/31/33 (c)	206,172
225,000	EUR	Medium-Term Notes, 9.000% due 5/24/49 (d)	80,009
		Series GDP, zero coupon:
1,048,813	ARS	0.000% due 12/15/35 (c)	18,828
100,000	EUR	0.000% due 12/15/35 (c)	8,297

		Total Argentina	592,563

Brazil — 0.9%
650,000		Federated Republic of Brazil, 8.250% due 1/20/34	719,875

See Notes to Schedule of Investments.

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY	VALUE

Brazil — 0.9% (continued)
	Federative Republic of Brazil:
250,000	7.875% due 3/7/15	$270,750
270,000	8.750% due 2/4/25	309,150
1,307,671	DCB, Series L, 5.250% due 4/15/12 (c)	1,304,402

	Total Brazil	2,604,177

Bulgaria — 0.1%
175,000	Republic of Bulgaria, 8.250% due 1/15/15 (b)	210,000

Chile — 0.1%
150,000	Republic of Chile, 5.500% due 1/15/13	153,231

China — 0.0%
70,000	People's Republic of China, 4.750% due 10/29/13	68,237

Colombia — 0.3%
	Republic of Colombia:
455,000	11.750% due 2/25/20	650,650
50,000	8.125% due 5/21/24	55,875
10,000	10.375% due 1/28/33	13,685

	Total Colombia	720,210

Ecuador — 0.1%
180,000	Republic of Ecuador, step bond to yield 10.221% due 8/15/30 (b)	175,500

El Salvador — 0.1%
	Republic of El Salvador:
170,000	7.750% due 1/24/23 (b)	190,613
30,000	8.250% due 4/10/32	34,050

	Total El Salvador	224,663

Mexico — 0.9%
	United Mexican States:
90,000	11.375% due 9/15/16	132,862
125,000	8.125% due 12/30/19	153,125
	Medium-Term Notes, Series A:
35,000	6.375% due 1/16/13	37,118
1,300,000	5.875% due 1/15/14	1,340,625
550,000	8.000% due 9/24/22	671,825
150,000	Series A, Notes, 6.625% due 3/3/15	162,487
100,000	Series XW, 10.375% due 2/17/09	115,100

	Total Mexico	2,613,142

Panama — 0.2%
	Republic of Panama:
280,000	8.875% due 9/30/27	347,200
171,815	PDI, 5.563% due 7/17/16 (c)	167,949

	Total Panama	515,149

Peru — 0.3%
	Republic of Peru:
10,000	9.125% due 2/21/12	11,600
165,000	9.875% due 2/6/15	205,012
65,000	8.750% due 11/21/33	76,700
426,300	FLIRB, 5.000% due 3/7/17 (c)	409,248
	Global Bonds:
55,000	8.375% due 5/3/16	62,838

See Notes to Schedule of Investments.

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY	VALUE

Peru — 0.3% (continued)
100,000	7.350% due 7/21/25	$103,750

	Total Peru	869,148

Philippines — 0.2%
	Republic of the Philippines:
100,000	8.250% due 1/15/14	107,185
155,000	9.375% due 1/18/17	178,630
145,000	10.625% due 3/16/25	184,331
150,000	9.500% due 2/2/30	175,868

	Total Philippines	646,014

Poland — 0.1%
150,000	Republic of Poland, 5.250% due 1/15/14	151,781

Russia — 0.5%
	Russian Federation:
145,000	8.250% due 3/31/10	154,425
150,000	11.000% due 7/24/18	220,500
470,000	12.750% due 6/24/28 (b)	852,462
45,000	Step bond to yield 5.672% due 3/31/30 (b)	50,288

	Total Russia	1,277,675

South Africa — 0.1%
	Republic of South Africa:
75,000	9.125% due 5/19/09	84,000
125,000	6.500% due 6/2/14	135,000

	Total South Africa	219,000

Turkey — 0.3%
	Republic of Turkey:
50,000	11.750% due 6/15/10	61,125
150,000	11.000% due 1/14/13	190,687
175,000	7.250% due 3/15/15	183,750
275,000	7.000% due 6/5/20	278,781
60,000	7.375% due 2/5/25	62,025
100,000	11.875% due 1/15/30	153,188
25,000	Collective Action Securities, 9.500% due 1/15/14	29,906

	Total Turkey	959,462

Ukraine — 0.1%
140,000	Republic of Ukraine, 7.650% due 6/11/13 (b)	148,750

Uruguay — 0.1%
	Republic of Uruguay, Benchmark Bonds:
175,000	7.250% due 2/15/11	183,094
100,000	7.500% due 3/15/15	105,500

	Total Uruguay	288,594

Venezuela — 0.2%
	Bolivarian Republic of Venezuela:
50,000	8.500% due 10/8/14	56,175
125,000	7.650% due 4/21/25	132,656
370,000	Collective Action Securities, 10.750% due 9/19/13	462,500

	Total Venezuela	651,331

	TOTAL SOVEREIGN BONDS
	(Cost — $12,191,388)	13,088,627

See Notes to Schedule of Investments.

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

WARRANTS	SECURITY	VALUE

WARRANTS — 0.0%
3,000	United Mexican States, Series XW05, Expires 11/9/06*	$9,750
2,250	United Mexican States, Series XW10, Expires 10/10/06*	9,562
2,000	United Mexican States, Series XW20, Expires 9/1/06*	14,000

	TOTAL WARRANTS
	(Cost — $19,375)	33,312

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $263,149,770)	262,703,473

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreements — 3.0%
$5,000,000	Interest in $386,481,000 joint tri-party repurchase agreement dated 1/31/06
	with Greenwich Capital Markets Inc., 4.450% due 2/1/06; Proceeds at
	maturity - $5,000,618; (Fully collateralized by various U.S. government
	agency & Treasury obligations, 0.000% to 9.375% due 4/15/06 to 4/15/30;
	Market value - $5,100,040)	5,000,000
3,141,000	Interest in $479,208,000 joint tri-party repurchase agreement dated 1/31/06
	with Morgan Stanley, 4.450% due 2/1/06; Proceeds at maturity -
	$3,141,388; (Fully collateralized by various U.S. government agency
	obligations, 0.000% to 6.300% due 8/17/07 to 9/19/25; Market value -
	$3,242,049)	3,141,000

	Total Repurchase Agreements	8,141,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $8,141,000)	8,141,000

	TOTAL INVESTMENTS — 100.0% (Cost — $271,290,770#)	$270,844,473

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of these securities are segregated as collateral for reverse repurchase agreements.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.
(d)	Security is currently in default.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
DCB - Debt Conversion Bond
EUR - Euro Currency
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
IO - Interest Only
MASTR - Mortgage Asset Securitization Transactions Inc.
NIM - Net Interest Margin
PAC - Planned Amortization Cost
PDI - Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Inflation Management Fund Inc. (the “Fund”) was incorporated in Maryland on March 16, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act").

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings which may create leverage risk to the Fund.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation		$6,620,954
Gross unrealized depreciation		(7,067,251)

Net unrealized depreciation		$(446,297)

At January 31, 2006, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value

$22,325,000	Reverse Repurchase Agreement with Greenwich Capital Markets Inc.,
	dated 1/18/06 bearing 4.220% to be repurchased at $23,280,200
	on 1/18/07, collateralized by: $20,000,000 United States Treasury
	Inflation Indexed Notes and Bonds, 2.375% due 1/15/25; Market value
	(including accrued interest) - $21,166,847	$22,325,000

26,382,500	Reverse Repurchase Agreement with Greenwich Capital Markets Inc.,
	dated 1/18/06 bearing 4.220% to be repurchased at $27,511,305
	on 1/18/07, collateralized by: $24,400,000 United States Treasury
	Inflation Indexed Notes and Bonds, 2.000% due 1/15/14; Market value
	(including accrued interest) - $24,463,909	26,382,500

44,800,000	Reverse Repurchase Agreement with Greenwich Capital Markets Inc.,
	dated 1/18/06 bearing 4.220% to be repurchased at $46,716,818
	on 1/18/07, collateralized by: $35,000,000 United States Treasury
	Inflation Indexed Notes and Bonds, 3.875% due 1/15/09; Market value
	(including accrued interest) - $37,098,101	44,800,000

	Total Reverse Repurchase Agreements
	(Cost — $93,507,500)	$93,507,500

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2006 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding

$93,301,356	4.140%	$94,107,500

Interest rates on reverse repurchase agreements ranged from 3.841% to 4.278% during the period ended January 31, 2006. Interest expense incurred on reverse repurchase agreements totaled $987,063.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Inflation Management Fund Inc.

By	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer

Date: March 31, 2006

By	/s/ Frances Guggino Frances Guggino Chief Financial Officer

Date: March 31, 2006